Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Narrative (Details) kr in Millions		12 Months Ended
		Dec. 31, 2025 DKK (kr)	Dec. 31, 2024 DKK (kr) site	Dec. 31, 2023 DKK (kr)	Dec. 18, 2024 site
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	[1]	kr 110,208	kr 90,804
Impairment losses for the year		2,760	9,513	kr 1,414
Goodwill	[1]	kr 19,845	20,017
Discount rate applied to cash flow projections		7.00%
Discount rate applied to cash flow projections, pre tax		8.30%
Cash flow projection, period		5 years
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		kr 106,225	86,836
Intellectual property rights | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life		25 years
Technical Know-how | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life		10 years
Software and other intangibles
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		kr 3,983	3,968
Software and other intangibles | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life		15 years
Software and other intangibles | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life		3 years
Obesity and Diabetes care
Disclosure of detailed information about intangible assets [line items]
Goodwill		kr 19,373	19,545
Rare disease
Disclosure of detailed information about intangible assets [line items]
Goodwill		472	472
Depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(31,257)	(22,307)	(10,387)
Impairment losses for the year		2,760	9,513
Depreciation and impairment losses | Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(28,540)	(19,873)	(8,225)
Depreciation and impairment losses | Software and other intangibles
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		(2,717)	(2,434)	kr (2,162)
Impairment losses for the year		52	kr 72
Catalent, Inc
Disclosure of detailed information about intangible assets [line items]
Number of sites acquired | site			3		3
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Intangible assets not yet in use		47,079	kr 23,893
Intellectual property rights | Depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year		2,708	9,441
Technical Know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity		kr 36,834	kr 40,944
Useful life		9 years	10 years
Products and Technologies in Development, Efruxifermin
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity		kr 23,478
Intellectual Property & Licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity		kr 4,887	kr 5,453
Useful life		9 years	10 years
RNAi Technology Platform
Disclosure of detailed information about intangible assets [line items]
Intangible assets material to entity		kr 9,172	kr 9,530
Useful life		19 years	20 years
Ocedurenone | Depreciation and impairment losses
Disclosure of detailed information about intangible assets [line items]
Impairment losses for the year		kr 5,650

[1]	Effective 1 January 2025, 'goodwill' is presented as a separate line item to enhance clarity of presentation and disclosures. In prior years, goodwill was included in the line item 'intangible assets' and has therefore been reclassified to the new line item.